Right-of-use assets - Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use Asset

The right-of-use asset recognized in the interim condensed consolidated statement of financial position as of September 30, 2024 and the fiscal year ended on December 31, 2023, was as shown below.

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2023	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		1,354,571		66,114		29,399		1,450,084
Write-offs		—		(1,462)		—		(1,462)
Depreciation		(432,802)		(27,049)		(21,393)		(481,244)
As of September 30, 2024	Ps.	6,123,637	Ps.	136,687	Ps.	227,650	Ps.	6,487,974

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2023 and 2022, is as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2022	Ps.	2,911,515	Ps.	32,473	Ps.	103,978	Ps.	3,047,966
Additions		2,021,858		32,760		78,791		2,133,409
Depreciation		(460,485)		(9,234)		(15,197)		(484,916)
As of December 31, 2022	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596